RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Silvercorp [Member]
Disclosure of transactions between related parties [line items]
General and administrative expenses	$ 616,030	$ 586,138